Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,762.00
Total Offset Amount	0.00
Net Fee	2,762.00
Narrative - Max Aggregate Offering Price	$ 20,000,000
Final Prospectus	true